Other Current Liabilities	9 Months Ended
Sep. 30, 2025
Other Current Liabilities
Other Current Liabilities

8. Other Current Liabilities

At September 30, 2025, other current liabilities amount to € 8,550,000 (December 31, 2024: € 8,849,000). At September 30, 2025 and December 31, 2024, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.